Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Debt.
Schedule of amounts shown in the consolidated condensed balance sheets are analyzed

		Year Ended December 31,
Debt instruments	Borrowers-Issuers	2023	2022
$675 Million Credit Facility	Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited, Solana Holding Ltd.	420,642	499,912
Total debt		$420,642	$499,912
Less deferred financing fees		(1,058)	(2,879)
Total debt, net of deferred finance costs		$419,584	$497,033
Less current portion, net of deferred financing fees		$(419,584)	$(46,252)
Long-term debt, net of current portion and deferred financing fees		$—	$450,781

Schedule of annual principal payments

Year ending December 31,	Amount
2024	420,642
Total long-term debt	$420,642